Employee benefits liabilities - Disclosure of amounts recognized in the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 228	€ 238
Other administration costs	83	73
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	3	(184)
Items relating to discontinued operations	0	0
Total recognized in the Consolidated Income Statement	377	217
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	228	238
Interest expense (income)	828	678
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)	(765)	(588)
Other administration costs	84	72
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			€ 208
Other administration costs			0
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments			(18)
Items relating to discontinued operations			(33)
Total recognized in the Consolidated Income Statement			145
Pension benefit and other post employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			99
Pension benefit and other post employment benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			(111)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	38	95	48
Interest expense (income)	12	10	9
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(84)	(82)	0
Total recognized in the Consolidated Income Statement	(34)	23	57
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	(34)	23
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	21	21	0
Interest expense (income)	70	60	0
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	1	0	0
Total recognized in the Consolidated Income Statement	92	81	€ 0
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 92	€ 81